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     2002 Semiannual Report
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     JANUS BALANCED FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     8

     Statement of Operations ........................................     9

     Statement of Changes in Net Assets .............................    10

     Financial Highlights ...........................................    11

     Notes to Schedule of Investments ...............................    12

     Notes to Financial Statements ..................................    12

     Explanation of Charts and Tables ...............................    16

     Shareholder Meeting ............................................    18

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS BALANCED FUND                            Karen L. Reidy, portfolio manager

Janus Balanced Fund advanced 2.34% for the six months ended April 30, 2002, keeping pace with the 2.31% return of the S&P 500 Index and beating the 0.99% loss of the Lehman Brothers Government/Credit Index, the benchmark for the fixed-income component of the Fund.(1)

[PHOTO]

The positive market momentum that was building in the final two months of 2001 lost steam in the new year. Although all three major stock indices ended the period higher, equity markets were volatile as a crisis of confidence triggered by the collapse of energy trader Enron weighed on share prices across the board. Even so, interest rates at 40-year lows and signs the economy was slowly climbing out of recession gave investors hope. But questions remained about the strength of the recovery and when the favorable economic data would translate into improved corporate earnings.

In the bond market, yields on U.S. Treasury securities soared as traders anticipated a rise in borrowing costs later this year. As for our fixed-income position, we reduced our weighting in agency debt in favor of shorter-term corporate debt to provide the Fund with some credit spread and cushion our performance.

On the equity side, Honeywell International proved a winner. When the proposed merger between the diversified manufacturer and General Electric was rejected by European Union regulators last year, Honeywell's stock price tumbled, which I viewed as an attractive buying opportunity. Since then, well-regarded former CEO Larry Bossidy has temporarily come out of retirement to help put the company back on track. I am equally pleased that Bossidy has named his old GE colleague and previous TRW (aerospace and defense contractor) CEO David Cote to continue the recovery. Amid these changes, Honeywell has profited from increased military spending as the top provider of cockpit systems and electronics. Furthermore, an eventual rebound in the commercial airline business bodes well for the manufacturer going forward.

3M also supported our results. The maker of products ranging from Post-It Notes to medical software has benefited from a strategic restructuring plan implemented by new Chairman and CEO Jim McNerny. With a fresh perspective on the 100-year-old company, the former GE executive saw 3M's antiquated management processes as a roadblock to growth. As such, he has put in place several initiatives designed to improve working capital and free cash flow and has established a pay-for-performance compensation system as an incentive for top employees. Additionally, McNerny is aiming to use 3M's extensive international distribution channels to drive revenues higher. As a result, we believe the company is well-positioned to leverage a recovering economy.

Another standout was Anheuser-Busch, a holding that has occupied a place in the Fund since I first assumed management responsibilities over two years ago. That longevity is due to the fact that Anheuser-Busch epitomizes everything I look for in an investment. The brewer enjoys improving free cash flow, declining capital intensity and dominant market share. No question, Anheuser-Busch's management team has executed well not only on its business plan by delivering consistent, predictable earnings, but it also has continued to gain my respect.

On the downside, General Electric was a disappointment. The industrial giant's stock stumbled last year as the economy slipped into recession and business slowed at GE's Plastics, Lighting, Aircraft Engines and NBC units. As a result, I began trimming our position in late 2001 when it became apparent that GE's Power Systems business was the company's only remaining pocket of strength. And while GE benefited dramatically from the recent power generation construction cycle, that cycle has run its course and customers are canceling orders. However, I continue to maintain a smaller position in GE on the belief that its management team - a pool of talent like none I have ever seen in business - will return the company to its former profitability.

AT&T Wireless Services worked against us as well. I was first attracted to the No. 3 wireless provider because it was better capitalized and boasted growing market share. Most importantly, unlike its rivals that frequently were forced to tap the capital markets for funds, AT&T Wireless projected it would be cash flow-positive in 2003. Given that, I was dismayed to see that an excess supply of wireless equity and debt ended up depressing the entire sector. Ultimately, my outlook on AT&T Wireless, its valuation and the industry as a whole proved incorrect, and I liquidated the Fund's equity position at a loss.

Going forward, I am not particularly optimistic about the near-term prospects for stocks. However, I am confident that if we roll up our sleeves and make our best efforts to understand the business prospects, balance sheets and cash flow statements of potential investments, we will find solid opportunities that will reward us over the long term.

Thank you for investing in Janus Balanced Fund.

(1)  All returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                          Janus Balanced Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              46.1%                44.1%
Fixed-Income Securities
  U.S. Government Obligations                         20.0%                21.1%
  Corporate Bonds
    Investment Grade                                  21.4%                19.8%
    High-Yield/High-Risk                               0.8%                 1.3%
Preferred Stock                                        1.8%                 1.5%
Top 10 Equities                                       15.1%                15.0%
Number of Stocks                                         73                   66
Cash and Cash Equivalents                              9.9%                12.2%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Diversified Operations                                 5.9%                 4.8%
Diversified Financial Services                         5.1%                 5.6%
Automotive - Cars and Light Trucks                     3.6%                 1.5%
Multimedia                                             3.0%                 1.7%
Medical - Drugs                                        2.8%                 2.7%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Citigroup, Inc.                                        2.0%                 2.7%
Honeywell International, Inc.                          1.9%                 0.8%
3M Co.                                                 1.9%                 1.2%
Marsh & McLennan Companies, Inc.                       1.7%                 1.4%
Wyeth                                                  1.5%                   --
Exxon Mobil Corp.                                      1.4%                 1.8%
Anheuser-Busch Companies, Inc.                         1.3%                 1.0%
J.P. Morgan Chase & Co.                                1.2%                 1.0%
BMW A.G.                                               1.1%                 0.8%
Automatic Data Processing, Inc.                        1.1%                 1.3%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 9/1/92*
(2.79)%         12.00%            13.31%

Janus Balanced Fund
$33,427

S&P 500 Index
$31,376

Lehman Brothers
Government/Credit Index
$19,306

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Balanced Fund, the S&P 500 Index and the Lehman Brothers Government/Credit Index. Janus Balanced Fund is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The Lehman Brothers Government/Credit Index is represented by a solid gray line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 1, 1992, through through April 30, 2002. The upper and lower right quadrants reflect the ending value of the hypothetical investment in Janus Balanced Fund, ($33,427) as compared to the S&P 500 Index ($31,376) and the Lehman Brothers Government/Credit Index ($19,306).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity. The Fund's portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 46.1%
Agricultural Operations - 0.7%
     948,735    Monsanto Co. ................................     $   29,221,038

Applications Software - 0.4%
     325,170    Microsoft Corp.* ............................         16,993,384

Automotive - Cars and Light Trucks - 2.7%
   1,257,301    BMW A.G. ....................................     $   50,188,244
   1,586,425    Ford Motor Co. ..............................         25,382,800
     684,570    General Motors Corp. ........................         43,915,165

                                                                     119,486,209

Automotive - Truck Parts and Equipment - 0.8%
   2,210,375    Delphi Corp. ................................         34,371,331

See Notes to Schedule of Investments.

2  Janus Balanced Fund  April 30, 2002

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JANUS BALANCED FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Beverages - Non-Alcoholic - 0.9%
     178,710    Coca-Cola Co. ...............................     $    9,920,192
     621,740    PepsiCo, Inc. ...............................         32,268,306

                                                                      42,188,498

Beverages - Wine and Spirits - 0.9%
   3,004,338    Diageo PLC ..................................         39,885,628

Brewery - 1.3%
   1,062,040    Anheuser-Busch Companies, Inc. ..............         56,288,120

Cable Television - 0.3%
     526,402    Comcast Corp. - Special Class A* ............         14,081,254

Chemicals - Diversified - 0.8%
     815,615    E.I. du Pont de Nemours and Co. .............         36,294,868

Commercial Banks - 0%
       2,749    Julius Baer Holding, Ltd. ...................            885,729

Computer Services - 0.7%
     575,820    Electronic Data Systems Corp. ...............         31,243,993

Computers - 0.8%
   1,409,340    Apple Computer, Inc.* .......................         34,204,682

Computers - Peripheral Equipment - 0.6%
     429,460    Lexmark International Group, Inc. - Class A*          25,673,119

Consulting Services - 0.3%
     615,650    Accenture, Ltd.* ............................         13,199,536

Cosmetics and Toiletries - 0.9%
     423,350    Procter & Gamble Co. ........................         38,211,571

Data Processing and Management - 1.5%
     968,400    Automatic Data Processing, Inc. .............         49,233,456
     239,480    First Data Corp. ............................         19,036,265

                                                                      68,269,721

Diversified Financial Services - 2.0%
   2,046,557    Citigroup, Inc. .............................         88,615,918

Diversified Minerals - 0%
       4,125    Companhia Vale do Rio Doce (ADR)* ...........            112,571

Diversified Operations - 5.4%
     664,480    3M Co. ......................................         83,591,584
   2,500,881    Bombardier, Inc. - Class B ..................         21,508,775
   1,243,090    General Electric Co. ........................         39,219,489
   2,286,165    Honeywell International, Inc. ...............         83,856,532
     153,255    Illinois Tool Works, Inc. ...................         11,049,685

                                                                     239,226,065

Electronic Components - Semiconductors - 0.4%
     523,635    Texas Instruments, Inc. .....................         16,196,031

Electronic Design Automation - 0.7%
   1,571,320    Cadence Design Systems, Inc.* ...............         32,180,634

Engineering - Research and Development - 0.7%
     758,390    Fluor Corp. .................................         31,344,259

Enterprise Software and Services - 0.4%
   1,594,675    Oracle Corp.* ...............................         16,010,537

Finance - Consumer Loans - 0.4%
     284,115    Household International, Inc. ...............         16,561,063

Finance - Investment Bankers/Brokers - 1.2%
   1,477,000    J.P. Morgan Chase & Co. .....................     $   51,842,700

Food - Retail - 0.5%
     996,890    Kroger Co.* .................................         22,699,185

Hotels and Motels - 0.1%
     148,027    Fairmont Hotels & Resorts, Inc.
                  - New York Shares .........................          4,218,770

Insurance Brokers - 1.7%
     733,670    Marsh & McLennan Companies, Inc. ............         74,159,364

Life and Health Insurance - 1.7%
   1,256,335    AFLAC, Inc. .................................         37,564,417
     275,200    CIGNA Corp. .................................         29,996,800
     293,155    UnumProvident Corp. .........................          8,278,697

                                                                      75,839,914

Medical - Biomedical and Genetic - 0.3%
     141,230    Amgen, Inc.* ................................          7,468,242
     142,470    Immunex Corp.* ..............................          3,866,636

                                                                      11,334,878

Medical - Drugs - 2.4%
     318,490    Eli Lilly and Co. ...........................         21,036,265
     583,815    Pfizer, Inc. ................................         21,221,675
   1,149,515    Wyeth .......................................         65,522,355

                                                                     107,780,295

Medical - Hospitals - 1.1%
     643,345    Tenet Healthcare Corp.* .....................         47,202,223

Motorcycle and Motor Scooter Manufacturing - 0.3%
     241,810    Harley-Davidson, Inc. .......................         12,813,512

Multi-Line Insurance - 0.6%
     398,180    American International Group, Inc. ..........         27,522,202

Multimedia - 2.5%
     371,205    Gannett Company, Inc. .......................         27,209,326
   1,037,840    Viacom, Inc. - Class B* .....................         48,882,264
   1,560,755    Walt Disney Co. .............................         36,178,301

                                                                     112,269,891

Networking Products - 0.1%
   1,169,055    Lucent Technologies, Inc. ...................          5,377,653

Oil Companies - Exploration and Production - 1.0%
     970,945    Burlington Resources, Inc. ..................         43,139,086

Oil Companies - Integrated - 1.9%
     187,302    EnCana Corp. ................................          5,882,720
     395,355    EnCana Corp. - New York Shares ..............         12,433,915
   1,615,385    Exxon Mobil Corp. ...........................         64,890,015

                                                                      83,206,650

Property and Casualty Insurance - 1.1%
     443,875    ACE, Ltd. ...................................         19,317,440
     329,530    XL Capital, Ltd. - Class A ..................         31,091,156

                                                                      50,408,596

Reinsurance - 0.9%
      17,218    Berkshire Hathaway, Inc. - Class B* .........         41,891,394

Retail - Apparel and Shoe - 0.1%
     386,455    Gap, Inc. ...................................          5,452,880

See Notes to Schedule of Investments.

                                          Janus Balanced Fund  April 30, 2002  3

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JANUS BALANCED FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Retail - Discount - 1.2%
     682,170    Target Corp. ................................     $   29,776,721
     416,300    Wal-Mart Stores, Inc. .......................         23,254,518

                                                                      53,031,239

Rubber - Tires - 0.6%
   1,213,100    Goodyear Tire & Rubber Co. ..................         26,991,475

Semiconductor Components/Integrated Circuits - 0.8%
     385,405    Linear Technology Corp. .....................         14,976,838
     397,255    Maxim Integrated Products, Inc.* ............         19,783,299

                                                                      34,760,137

Super-Regional Banks - 1.6%
     427,880    Bank of America Corp. .......................         31,012,742
   1,641,293    U.S. Bancorp ................................         38,898,644

                                                                      69,911,386

Toys - 0.3%
     640,695    Mattel, Inc. ................................         13,223,945

Transportation - Services - 0.5%
     401,230    FedEx Corp.* ................................         20,731,554
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Total Common Stock (cost $1,975,702,959) ....................      2,036,554,688
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Corporate Bonds - 22.2%
Aerospace and Defense - 0.6%
                Lockheed Martin Corp.:
$  5,700,000      7.25%, company guaranteed notes
                  due 5/15/06 ...............................          6,070,500
   7,050,000      8.20%, notes, due 12/1/09 .................          7,931,250
  12,950,000      7.65%, company guaranteed notes
                  due 5/1/16 ................................         14,309,750

                                                                      28,311,500

Automotive - Truck Parts and Equipment - 0.6%
  19,215,000    Delphi Corp., 6.55%
                  notes, due 6/15/06 ........................         19,647,338
   6,750,000    Lear Corp., 7.96%
                  company guaranteed notes, due 5/15/05 .....          6,994,688

                                                                      26,642,026

Beverages - Non-Alcoholic - 1.2%
                Coca-Cola Enterprises, Inc.:
   8,820,000      5.375%, notes, due 8/15/06 ................          8,886,150
  24,000,000      7.125%, notes, due 9/30/09 ................         25,770,000
  13,400,000      6.125%, notes, due 8/15/11 ................         13,433,500
   5,795,000    PepsiCo, Inc., 4.50%
                  notes, due 9/15/04 ........................          5,881,925

                                                                      53,971,575

Brewery - 0.8%
                Anheuser-Busch Companies, Inc.:
   8,345,000      5.65%, notes, due 9/15/08 .................          8,522,331
   1,610,000      5.75%, notes, due 4/1/10 ..................          1,605,975
   7,950,000      6.00%, senior notes, due 4/15/11 ..........          8,039,437
   5,050,000      7.55%, notes, due 10/1/30 .................          5,757,000
   5,300,000      6.80%, notes, due 1/15/31 .................          5,505,375
   6,650,000      6.80%, notes, due 8/20/32 .................          6,907,687

                                                                      36,337,805

Broadcast Services and Programming - 0.6%
                Clear Channel Communications, Inc.:
$ 16,860,000      2.625%, convertible senior notes
                  due 4/1/03 ................................     $   16,817,850
  10,150,000      6.00%, notes, due 11/1/06 .................          9,870,875

                                                                      26,688,725

Cable Television - 1.0%
                Cox Communications, Inc.:
   6,275,000      7.50%, notes, due 8/15/04 .................          6,526,000
  10,970,000      7.75%, notes, due 8/15/06 .................         11,353,950
  24,550,000    TCI Communications, Inc., 6.375%
                  senior notes, due 5/1/03 ..................         25,010,312

                                                                      42,890,262

Cellular Telecommunications - 0.6%
  11,400,000    AT&T Wireless Services, Inc., 7.35%
                  senior notes, due 3/1/06 ..................         11,400,000
  13,894,000    VoiceStream Wireless Corp., 10.375%
                  senior notes, due 11/15/09 ................         15,005,520

                                                                      26,405,520

Chemicals - Diversified - 0.7%
  14,325,000    Dow Chemical Co., 6.125%
                  notes, due 2/1/11 .........................         13,984,781
  17,466,000    Lyondell Chemical Co., 9.625%
                  secured notes, due 5/1/07 .................         17,291,340

                                                                      31,276,121

Commercial Banks - 0.2%
   6,785,000    US Bank, N.A., 5.70%
                  notes, due 12/15/08 .......................          6,776,519

Computers - 0.4%
   8,875,000    Apple Computer, Inc., 6.50%
                  notes, due 2/15/04 ........................          8,919,375
                Sun Microsystems, Inc.:
   1,735,000      7.35%, senior notes, due 8/15/04 ..........          1,808,737
   8,610,000      7.65%, senior notes, due 8/15/09 ..........          8,911,350

                                                                      19,639,462

Cosmetics and Toiletries - 0.2%
  10,635,000    International Flavors & Fragrances, Inc.
                  6.45%, notes, due 5/15/06 .................         10,728,056

Diversified Financial Services - 3.1%
  13,115,000    Associates Corporation of North America
                  5.75%, senior notes, due 11/1/03 ..........         13,574,025
                Citigroup, Inc.:
   4,700,000      5.50%, notes, due 8/9/06 ..................          4,782,250
  16,020,000      7.25%, subordinated notes, due 10/1/10 ....         17,181,450
   5,570,000      6.50%, notes, due 1/18/11 .................          5,702,287
                General Electric Capital Corp.:
  14,350,000      5.375%, notes, due 1/15/03 ................         14,637,000
  26,400,000      5.375%, notes, due 4/23/04 ................         27,192,000
  16,070,000      7.25%, notes, due 5/3/04 ..................         17,134,637
  24,700,000      5.35%, notes, due 3/30/06 .................         25,008,750
  13,000,000      6.75%, notes, due 3/15/32 .................         12,837,500

                                                                     138,049,899

See Notes to Schedule of Investments.

4  Janus Balanced Fund  April 30, 2002

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Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Diversified Operations - 0.5%
                Honeywell International, Inc.:
$ 11,500,000      5.125%, notes, due 11/1/06 ................     $   11,370,625
   9,200,000      6.125%, notes, due 11/1/11 ................          9,165,500

                                                                      20,536,125

Finance - Auto Loans - 0.7%
                General Motors Acceptance Corp.:
  21,500,000      6.75%, notes, due 12/10/02 ................         22,037,500
   8,220,000      5.80%, notes, due 3/12/03 .................          8,394,675

                                                                      30,432,175

Finance - Consumer Loans - 0.8%
  11,750,000    American General Finance Corp., 5.875%
                  notes, due 7/14/06 ........................         11,926,250
                Household Finance Corp.:
   6,500,000      6.00%, notes, due 5/1/04 ..................          6,605,625
  10,500,000      6.50%, notes, due 1/24/06 .................         10,762,500
   5,710,000      6.75%, notes, due 5/15/11 .................          5,667,175

                                                                      34,961,550

Finance - Credit Card - 0.6%
                American Express Co.:
  18,800,000      6.75%, senior unsubordinated notes
                  due 6/23/04 ...............................         19,787,000
   6,575,000      4.25%, notes, due 2/7/05 ..................          6,558,562

                                                                      26,345,562

Finance - Investment Bankers/Brokers - 1.0%
                J.P. Morgan Chase & Co.:
   8,725,000      5.35%, notes, due 3/1/07 ..................          8,659,562
   9,095,000      6.625%, subordinated notes, due 3/15/12 ...          9,117,737
  23,545,000    Salomon Smith Barney Holdings, Inc., 6.50%
                  notes, due 2/15/08 ........................         24,369,075

                                                                      42,146,374

Food - Miscellaneous/Diversified - 1.0%
                General Mills, Inc.:
   8,730,000      5.125%, notes, due 2/15/07 ................          8,588,138
   5,765,000      6.00%, notes, due 2/15/12 .................          5,592,050
                Kellogg Co.:
  24,800,000      5.50%, notes, due 4/1/03 ..................         25,265,000
   2,450,000      7.45%, debentures, due 4/1/31 .............          2,630,687

                                                                      42,075,875

Food - Retail - 1.3%
   6,380,000    Fred Meyer, Inc., 7.45%
                  company guaranteed notes, due 3/1/08 ......          6,818,625
                Kroger Co.:
   5,275,000      7.80%, notes, due 8/15/07 .................          5,710,188
   3,930,000      7.00%, senior notes, due 5/1/18 ...........          3,890,700
   6,580,000      6.80%, notes, due 12/15/18 ................          6,390,825
   6,230,000      7.50%, company guaranteed notes
                  due 4/1/31 ................................          6,416,900
                Safeway, Inc.:
   4,250,000      6.85%, senior notes, due 9/15/04 ..........          4,489,063
  10,750,000      6.15%, notes, due 3/1/06 ..................         11,045,625
   5,500,000      6.50%, notes, due 11/15/08 ................          5,658,125
   7,000,000      6.50%, notes, due 3/1/11 ..................          7,105,000

                                                                      57,525,051

Food - Wholesale/Distribution - 0.1%
$  4,385,000    Pepsi Bottling Holdings, Inc., 5.625%
                  company guaranteed notes, due 2/17/09+ ....     $    4,335,669

Hotels and Motels - 0.2%
                Starwood Hotels & Resorts Worldwide, Inc.:
   4,300,000      7.375%, notes, due 5/1/07 .................          4,326,875
   3,220,000      7.875%, notes, due 5/1/12 .................          3,232,075

                                                                       7,558,950

Insurance Brokers - 0.2%
   8,800,000    Marsh & McLennan Companies, Inc., 5.375%
                  notes, due 3/15/07+ .......................          8,855,000

Internet Brokers - 0.3%
  14,200,000    Charles Schwab Corp., 8.05%
                  notes, due 3/1/10 .........................         15,371,500

Life and Health Insurance - 0.1%
   4,500,000    SunAmerica, Inc., 6.75%
                  notes, due 10/1/07 ........................          4,775,625

Medical - Drugs - 0.4%
  13,700,000    Pfizer, Inc., 5.625%
                  notes, due 2/1/06 .........................         14,230,875
   4,000,000    Warner-Lambert Co., 6.00%
                  notes, due 1/15/08 ........................          4,145,000

                                                                      18,375,875

Medical - HMO - 0.3%
                  UnitedHealth Group, Inc.:
   7,085,000      7.50%, notes, due 11/15/05 ................          7,696,081
   6,600,000      5.20%, notes, due 1/17/07 .................          6,525,750

                                                                      14,221,831

Multi-Line Insurance - 0.4%
  17,950,000    AIG SunAmerica Global Financial IX, Inc.
                  5.10%, notes, due 1/17/07+ ................         17,860,250

Multimedia - 0.5%
                Viacom, Inc.:
  12,215,000      7.75%, senior notes, due 6/1/05 ...........         13,176,931
   4,325,000      7.70%, company guaranteed notes
                  due 7/30/10 ...............................          4,611,531
   4,800,000    Walt Disney Co., 6.375%
                  notes, due 3/1/12 .........................          4,746,000

                                                                      22,534,462

Oil Companies - Exploration and Production - 0.2%
   9,310,000    Burlington Resources Finance Co., 7.20%
                  notes, due 8/15/31 ........................          9,298,363

Oil Companies - Integrated - 0.3%
  12,995,000    Conoco, Inc., 6.95%
                  senior notes, due 4/15/29 .................         13,222,413

Oil Refining and Marketing - 0.2%
                Valero Energy Corp.:
   3,870,000      6.125%, notes, due 4/15/07 ................          3,923,213
   3,015,000      6.875%, notes, due 4/15/12 ................          3,063,994
   2,150,000      7.50%, notes, due 4/15/32 .................          2,174,188

                                                                       9,161,395

See Notes to Schedule of Investments.

                                          Janus Balanced Fund  April 30, 2002  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS BALANCED FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Pipelines - 1.0%
                El Paso Corp.:
$ 11,850,000      7.00%, senior notes, due 5/15/11 ..........     $   11,775,938
   8,730,000      8.05%, notes, due 10/15/30 ................          8,926,425
   6,625,000      7.75%, notes, due 1/15/32 .................          6,616,719
   6,150,000    K N Energy, Inc., 6.45%
                  senior notes, due 3/1/03 ..................          6,288,375
   8,170,000    Kinder Morgan, Inc., 6.65%
                  senior notes, due 3/1/05 ..................          8,486,588

                                                                      42,094,045

Resorts and Theme Parks - 0%
   1,450,000    Six Flags, Inc., 9.75%
                  senior notes, due 6/15/07 .................          1,522,500

Retail - Building Products - 0.7%
  27,550,000    Home Depot, Inc., 6.50%
                  senior notes, due 9/15/04 .................         29,099,688

Retail - Discount - 1.2%
                Target Corp.:
  17,200,000      5.50%, notes, due 4/1/07 ..................         17,436,500
   3,700,000      5.40%, notes, due 10/1/08 .................          3,663,000
                Wal-Mart Stores, Inc.:
  10,495,000      5.45%, notes, due 8/1/06 ..................         10,718,019
  19,760,000      6.875%, senior notes, due 8/10/09 .........         21,167,900

                                                                      52,985,419

Super-Regional Banks - 0.1%
   2,200,000    Firstar Bank N.A., 7.125%
                  subordinated notes, due 12/1/09 ...........          2,345,750

Tools - Hand Held - 0.1%
   6,010,000    Black & Decker Corp., 7.125%
                  senior notes, due 6/1/11 ..................          6,257,913
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $959,496,096) ...................        981,616,830
--------------------------------------------------------------------------------
Preferred Stock - 1.8%
Automotive - Cars and Light Trucks - 0.9%
     716,605    Ford Motor Company Capital Trust II
                  convertible, 6.50% ........................         40,330,529

Electric - Integrated - 0.3%
     343,420    Reliant Energy, Inc., convertible, 2.00%
                  (AOL Time Warner, Inc.)(omega) ............         11,375,788

Oil Companies - Integrated - 0.4%
     709,110    El Paso CGP Co., convertible, 6.625% ........         19,323,248

Publishing - Newspapers - 0.2%
     136,060    Tribune Co., convertible, 2.00% .............          9,456,170
--------------------------------------------------------------------------------
Total Preferred Stock (cost $109,877,695) ...................         80,485,735
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
       6,900    Ono Finance PLC, expires 5/31/09*,+
                  (cost $0) .................................              6,217
--------------------------------------------------------------------------------
U.S. Government Obligations - 20.0%
U.S. Government Agencies - 9.8%
                Fannie Mae:
$ 20,345,000      4.75%, due 11/14/03 .......................     $   20,823,514
  71,085,000      5.625%, due 5/14/04 .......................         73,885,749
  26,000,000      5.50%, due 5/2/06 .........................         26,552,500
  17,900,000      4.75%, due 1/2/07 .........................         17,653,875
  50,000,000      5.00%, due 1/15/07 ........................         50,312,500
  20,350,000      6.25%, due 2/1/11 .........................         20,782,437
  62,100,000      5.375%, due 11/15/11 ......................         60,469,875
  25,155,000      6.625%, due 11/15/30 ......................         26,286,975
                Federal Home Loan Bank System:
  76,790,000      4.875%, due 5/14/04 .......................         78,901,725
  38,900,000      6.50%, due 11/15/05 .......................         41,623,000
  16,890,000    Freddie Mac
                  5.875%, due 3/21/11 .......................         16,805,550

                                                                     434,097,700

U.S. Treasury Notes/Bonds - 10.2%
  21,060,000      3.375%, due 4/30/04 .......................         21,119,179
  19,415,000      6.00%, due 8/15/04 ........................         20,513,889
  40,710,000      5.875%, due 11/15/04 ......................         42,955,156
  25,000,000      5.75%, due 11/15/05 .......................         26,375,000
  38,755,000      6.50%, due 10/15/06 .......................         42,020,109
  30,000,000      6.00%, due 8/15/09 ........................         31,940,400
  25,690,000      5.00%, due 8/15/11 ........................         25,495,270
  57,322,000      7.25%, due 5/15/16 ........................         66,499,825
  40,000,000      6.00%, due 2/15/26 ........................         41,281,200
  34,910,000      5.25%, due 2/15/29 ........................         32,588,834
  92,730,000      6.25%, due 5/15/30 ........................         99,605,002

                                                                     450,393,864
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $883,574,985) .......        884,491,564
--------------------------------------------------------------------------------
Time Deposits - 5.0%
                Rabobank, London
 200,000,000      1.78125%, 5/1/02 ..........................        200,000,000
                State Street Bank and Trust Co.
  21,300,000      1.875%, 5/1/02 ............................         21,300,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $221,300,000) .....................        221,300,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 4.2%
                Federal Home Loan Bank System:
  35,000,000      1.72%, 5/1/02 .............................         35,000,000
  25,000,000      1.72%, 5/28/02 ............................         24,967,750
  25,000,000      1.70%, 5/29/02 ............................         24,966,944
                Freddie Mac
 100,000,000      1.67%, 5/14/02 ............................         99,939,694
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $184,874,388)         184,874,388
--------------------------------------------------------------------------------
Total Investments (total cost $4,334,826,123) - 99.3% .......      4,389,329,422
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.7%         29,263,115
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $4,418,592,537
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

6  Janus Balanced Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              1.5%         $   63,608,132
Brazil                                                 0%                112,571
Canada                                               1.0%             44,044,179
Germany                                              1.1%             50,188,244
Switzerland                                            0%                885,729
United Kingdom                                       0.9%             39,891,845
United States++                                     95.5%          4,190,598,722
--------------------------------------------------------------------------------
Total                                              100.0%         $4,389,329,422

++Includes Short-Term Securities (86.2% excluding Short-Term Securities)

See Notes to Schedule of Investments.

                                          Janus Balanced Fund  April 30, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  4,334,826

Investments at value                                                $  4,389,329
  Cash                                                                     1,051
  Receivables:
    Investments sold                                                      10,924
    Fund shares sold                                                       5,756
    Dividends                                                              1,180
    Interest                                                              33,387
  Other assets                                                                 9
--------------------------------------------------------------------------------
Total Assets                                                           4,441,636
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                  8,735
    Fund shares repurchased                                               11,015
    Advisory fees                                                          2,388
    Transfer agent fees and expenses                                         645
  Accrued expenses                                                           260
--------------------------------------------------------------------------------
Total Liabilities                                                         23,043
--------------------------------------------------------------------------------
Net Assets                                                          $  4,418,593
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          226,611

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      19.50
--------------------------------------------------------------------------------

See Notes to Financial Statements.

8  Janus Balanced Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $     55,091
  Dividends                                                               15,681
  Foreign tax withheld                                                      (55)
--------------------------------------------------------------------------------
Total Investment Income                                                   70,717
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           14,360
  Transfer agent fees and expenses                                         3,975
  Registration fees                                                           35
  Postage and mailing expenses                                               104
  Custodian fees                                                             121
  Printing expenses                                                          121
  Audit fees                                                                  11
  Trustees' fees and expenses                                                 11
  Other expenses                                                              29
--------------------------------------------------------------------------------
Total Expenses                                                            18,767
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (350)
--------------------------------------------------------------------------------
Net Expenses                                                              18,417
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                              52,300
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                (115,485)
  Net realized gain/(loss) from foreign
    currency transactions                                                      3
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     164,933
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                    49,451
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    101,751
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                          Janus Balanced Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31, 2001
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     52,300     $    130,285
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     (115,482)        (207,983)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    164,933        (356,940)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         101,751        (434,638)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (49,893)        (135,718)
  Net realized gain from investment transactions*                            --        (216,441)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (49,893)        (352,159)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           529,050       1,435,8627
  Reinvested dividends and distributions                                 48,853          344,351
  Shares repurchased                                                  (621,408)      (1,356,557)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                (43,505)          423,656
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                     8,353        (363,141)
Net Assets:
  Beginning of period                                                 4,410,240        4,773,381
------------------------------------------------------------------------------------------------
  End of period                                                    $  4,418,593     $  4,410,240
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  4,669,266     $  4,712,771
  Accumulated net investment income/(loss)*                              15,320           12,913
  Accumulated net realized gain/(loss) from investments*              (320,496)        (205,014)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                        54,503        (110,430)
------------------------------------------------------------------------------------------------
                                                                   $  4,418,593     $  4,410,240
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            26,968           69,406
  Reinvested distributions                                                2,515           16,599
------------------------------------------------------------------------------------------------
Total                                                                    29,483           86,005
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (31,697)         (66,245)
Net Increase/(Decrease) in Fund Shares                                  (2,214)           19,760
Shares Outstanding, Beginning of Period                                 228,825          209,065
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       226,611          228,825
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  1,069,466     $  3,300,872
  Proceeds from sales of securities                                   1,003,008        2,858,566
  Purchases of long-term U.S. government obligations                    836,646        1,684,922
  Proceeds from sales of long-term U.S. government obligations          851,718        1,980,124

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

10  Janus Balanced Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    19.27     $    22.83     $    21.79     $    17.22     $    16.73     $    15.20
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .23            .56            .61            .42            .33            .36
  Net gain/(loss) on securities
    (both realized and unrealized)                 .22         (2.48)           1.33           4.69           2.00           2.88
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .45         (1.92)           1.94           5.11           2.33           3.24
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.22)          (.61)          (.58)          (.43)          (.35)          (.36)
  Distributions (from capital gains)*               --         (1.03)          (.32)          (.11)         (1.49)         (1.35)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.22)         (1.64)          (.90)          (.54)         (1.84)         (1.71)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    19.50     $    19.27     $    22.83     $    21.79     $    17.22     $    16.73
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   2.34%        (8.83)%          8.93%         29.89%         15.48%         23.38%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $4,418,593     $4,410,240     $4,773,381     $2,929,769     $  830,049     $  360,159
Average Net Assets for the Period
  (in thousands)                            $4,455,928     $4,663,032     $4,072,183     $1,953,809     $  536,524     $  283,220
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.85%          0.85%          0.87%          0.92%          1.03%          1.12%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.83%          0.83%          0.85%          0.91%          1.01%          1.10%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                2.37%          2.79%          2.92%          2.37%          2.34%          2.63%
Portfolio Turnover Rate***                         93%           117%            87%            64%            73%           139%

(1) See "Explanation of Charts and Tables."
   *See Note 3 in Notes to Financial Statements.
  **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

                                         Janus Balanced Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*       Non-income-producing security
+ Securities are exempt from the registration requirements of the Securities Act of 1933 and may be deemed to be restricted for resale.
(OMEGA) Rate is subject to change. Rate shown reflects current rate.

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Balanced Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is diversified as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $32,945 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

12  Janus Balanced Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
Dividends for the Fund are declared and distributed quarterly, and capital gains (if any) are distributed annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                         Janus Balanced Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus $4.00 per shareholder account for transfer agent services plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $97,373                     $73,048                     $86,629
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

14  Janus Balanced Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, are available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(182,947,768)   $4,345,055,969    $230,399,213    $(186,125,760)   $44,273,453
--------------------------------------------------------------------------------

                                         Janus Balanced Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on the previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

16  Janus Balanced Fund  April 30, 2002

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The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in management fees, average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                         Janus Balanced Fund  April 30, 2002  17

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SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
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PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    229,567,457      116,557,463         2,861,057         8,408,044
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    50.77%      1.25%      3.66%       91.18%      2.24%      6.58%
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PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
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                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
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PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                   229,567,457       92,270,272          5,111,259        8,648,250       21,796,783
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                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                        40.19%      2.23%      3.77%     9.49%       72.18%       4.00%      6.77%     17.05%
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18 and 19  Janus Balanced Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    229,567,457       91,291,442         5,877,793        8,860,547       21,796,782
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                        39.77%      2.56%      3.86%     9.49%       71.42%       4.60%      6.93%     17.05%
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PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    229,567,457       91,035,241         6,150,173        8,844,368       21,796,782
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                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                        39.66%      2.68%      3.85%     9.49%       71.22%       4.81%      6.92%     17.05%
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PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                    229,567,457       91,455,609         5,743,819        8,830,354       21,796,782
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                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                        39.84%      2.50%      3.85%     9.49%       71.55%       4.49%      6.91%     17.05%
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20 and 21  Janus Balanced Fund  April 30, 2002

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                     BAL51-06/02

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